UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcuard Family Office Ltd.
Address:  Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-14631
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Samuel Hochuli
Title:   Managing Partner           Vice President
Phone:   +41 43 344 6000            +41 43 344 6000


Signature, Place, and Date of Signing:


/s/ Peter Stocker                   Zurich, Switzerland            10/12/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]


/s/ Samuel Hochuli                  Zurich, Switzerland            10/12/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: none
                                   -------------------------

Form 13F Information Table Entry Total: 33
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Form 13F Information Table Value Total: $ 70,758
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                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
SPDR S&P 500 ETF TR            TR Unit           78462F103    14,339    99,600   Sh        Sole                                None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     5,295    98,620   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     4,621    91,755   Sh        Sole                                None
POWERSHARES ETF TRUST          DYNAMIC MKT PT    73935X385     3,699    87,350   Sh        Sole                                None
ISHARES TR                     S&P 500 INDEX     464287200     3,610    25,000   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     2,714    25,660   Sh        Sole                                None
ISHARES TR                     BARCLYS TIPS BD   464287176     2,662    21,860   Sh        Sole                                None
ISHARES TR                     JPMORGAN USD      464288281     2,657    21,915   Sh        Sole                                None
WISDOMTREE TR                  EM LCL DEBT FD    97717X867     2,411    46,100   Sh        Sole                                None
POWERSHARES ETF TR II          S&P500 LOW VOL    73937B779     2,183    77,500   Sh        Sole                                None
ISHARES INC                    MSCI EMERG MKT    464287234     2,067    50,020   Sh        Sole                                None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506     2,015    70,000   Sh        Sole                                None
WISDOMTREE TRUST               DIV EX-FINL FD    97717W406     1,916    34,000   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     1,915    53,970   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     1,844    40,750   Sh        Sole                                None
RYDEX ETF TRUST                S&P 500 2X ETF    78355W783     1,834    35,000   Sh        Sole                                None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105     1,804    62,900   Sh        Sole                                None
ISHARES INC                    MSCI JAPAN        464286848     1,605   175,040   Sh        Sole                                None
ISHARES INC                    MSCI SWITZERLD    464286749     1,542    62,725   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507     1,492    68,800   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3 YR    464287457     1,213    14,350   Sh        Sole                                None
ISHARES TR                     MSCI ACJPN IDX    464288182     1,135    20,170   Sh        Sole                                None
ISHARES TR                     RUSSELL 2000      464287655       876    10,500   Sh        Sole                                None
ISHARES INC                    MSCI BRAZIL       464286400       870    16,085   Sh        Sole                                None
ISHARES TR                     S&P EURO PLUS     464287861       821    22,484   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838       765    38,020   Sh        Sole                                None
APPLE INC                      COM               037833100       690     1,034   Sh        Sole                                None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       487     9,400   Sh        Sole                                None
FACEBOOK INC                   CL A              30303M102       442    20,412   Sh        Sole                                None
ISHARES TR                     S&P AMTFREE MUNI  464288323       338     3,000   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       309     3,500   Sh        Sole                                None
KKR & CO L P DEL               COM UNITS         48248M102       302    20,000   Sh        Sole                                None
POWERSHARES QQQ TRUST          UNIT SER 1        594918AB0       284   270,000   Sh        Sole                                None